LOSS PER SHARE (Tables)	9 Months Ended	12 Months Ended
	Mar. 27, 2021	Jun. 27, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share

	Three Months Ended		Nine Months Ended
	March 27,	March 28,	March 27,	March 28,
	2021	2020	2021	2020

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(21,328,677)	$(19,128,503)	$(79,310,611)	$(31,648,390)
Less Deemed Dividend - Down Round Feature of Warrants	-	-	(6,364,183)	-
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	$(21,328,677)	$(19,128,503)	$(85,674,794)	$(31,648,390)

Net Income (Loss) from Discontinued Operations	7,609,983	(5,843,713)	(6,023,429)	(58,797,102)

Total Net Loss	$(13,718,694)	$(24,972,216)	$(91,698,223)	$(90,445,492)

Weighted-Average Shares Outstanding - Basic and Diluted	541,029,620	315,384,911	482,213,951	65,930,969

Income (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises Inc.	$(0.04)	$(0.06)	$(0.18)	$(0.48)

From Discontinued Operations Attributable to Shareholders of MedMen Enterprises Inc.	$0.01	$(0.02)	$(0.01)	$(0.89)

	2020	Note 2 2019

Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(196,483,312)	$(67,815,692)
Net Loss from Discontinued Operations	(50,781,039)	(1,264,196)

Total Net Loss and Comprehensive Loss	$(247,264,351)	$(69,079,888)

Weighted-Average Number of Shares Outstanding	270,418,842	105,915,105

Earnings (Loss) Per Share - Basic and Diluted:

From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$(0.73)	$(0.64)

From Discontinued Operations	$(0.19)	$(0.01)